Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Non-controlling interests
Summary of non-controlling Interests

		Non-
(Functional	Group’s	controlling			Total
currency thousand)	percentage	interest	Functional	Total	equity/
Company	interest	percentage	currency	assets	(deficits)	Revenues	Net loss
Arpège SAS	95%	5%	Euro	226,526	20,450	82,720	(57,400)
Wolford AG	61%	39%	Euro	135,994	(59,492)	87,891	(51,092)
St. John Knits International, Incorporated	97%	3%	USD	110,571	(165,822)	79,267	(27,431)
St. John China Holdings Limited	78%	22%	HKD	1,412	(9,777)	2,884	(1,161)
Sergio Rossi S.p.A	99%	1%	Euro	62,907	12,628	41,910	(18,799)
Fosun Fashion Brands Management Co., Limited	80%	20%	CNY	9,059	(4,040)	301	(1,284)